Federated Municipal High Yield Advantage Fund
Portfolio of Investments
May 31, 2019 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.6%
		Alabama—1.3%
$ 500,000		Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facilities Revenue Bonds (Series 2011A), (Original Issue Yield: 7.625%), 7.500%, 1/1/2047	$ 434,840
1,500,000		Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2007), (Original Issue Yield: 5.600%), 5.500%, 1/1/2043	1,093,320
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013-A), (Original Issue Yield: 5.650%), (Assured Guaranty Municipal Corp. INS), 5.500%, 10/1/2053	2,297,060
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013A), (Original Issue Yield: 5.450%), (Assured Guaranty Municipal Corp. INS), 5.250%, 10/1/2048	2,268,100
835,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2010A), 5.800%, 5/1/2034	864,609
790,000	[1]	Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	867,997
		TOTAL	7,825,926
		Alaska—0.0%
1,000,000	[2,3]	Alaska Industrial Development and Export Authority (Boys & Girls Home & Family Services, Inc.), Community Provider Revenue Bonds (Series 2007C), 6.000%, 12/1/2036	50,000
		Arizona—2.9%
650,000	[1]	Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), (Series 2017D), 5.000%, 7/1/2051	689,390
500,000	[1]	Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	530,300
1,000,000	[1]	Arizona State Industrial Development Authority Education Revenue (Doral Academy of Nevada FMMR), Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	1,071,530
1,750,000	[1]	Arizona State Industrial Development Authority Education Revenue (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	1,934,485
4,000,000		Maricopa County, AZ Pollution Control Corp. (Public Service Co., NM), PCR Refunding Bonds (Series 2003A), 6.250%, 1/1/2038	4,139,960
1,000,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2047	1,062,950
1,500,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	1,607,355
1,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,083,130
3,000,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), (Original Issue Yield: 5.100%), (Citigroup, Inc. GTD), 5.000%, 12/1/2037	3,881,190
1,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2047	1,119,820
430,000	[1]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	463,149
		TOTAL	17,583,259
		California—7.6%
750,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	825,518
565,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	627,930
500,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	571,275
2,000,000		California State Municipal Finance Authority (LINXS APM Project), Senior Lien Revenue Bonds (Series 2018A), 5.000%, 6/1/2048	2,309,300
1,000,000	[1]	California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (series 2017), 5.000%, 6/1/2047	1,052,440
500,000	[1]	California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	527,265
1,100,000	[1]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	1,236,994
500,000		California State, Various Purpose GO Bonds, 4.000%, 4/1/2049	551,815
2,250,000	[1]	California Statewide Communities Development Authority (Loma Linda University Medical Center ), Revenue Bonds (Series 2016A), 5.250%, 12/1/2056	2,507,917
1,555,000		Community Facilities District No. 2016 of the County of Orange (CFD 2016-1 (Village of Esencia)), Special Tax Revenue Bonds (Series 2016A), 5.000%, 8/15/2046	1,753,698
1,000,000		Community Facilities District No. 2017 of the County of Orange (CFD 2017-1 (Village of Esencia)), Improvement Area No.1 Special Tax Revenue Bonds (Series 2018A), 5.000%, 8/15/2047	1,155,320

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$ 500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.000%, 9/1/2032	$ 566,105
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.400%), 6.000%, 1/15/2053	3,518,250
2,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2018A-1), 5.000%, 6/1/2047	2,480,100
95,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2028	107,377
365,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2029	411,567
180,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2030	202,120
1,300,000		Irvine, CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 4), Special Tax Bonds (Series 2016), 4.000%, 9/1/2049	1,349,413
1,000,000		Irvine, CA Community Facilities District No. 2013-3 (Great Park Improvement Area No.1), Special Tax Bonds (Series 2014), 5.000%, 9/1/2049	1,092,600
3,000,000		Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Revenue Refunding Bonds (Series 2017B), 5.000%, 7/1/2038	3,594,390
850,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2017A), 5.000%, 5/15/2047	995,953
1,000,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2014A), 5.000%, 8/1/2044	1,130,010
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	3,735,575
1,000,000		Palomar Health, CA Revenue, (Series 2016), 5.000%, 11/1/2039	1,121,750
485,000		Poway, CA Unified School District (Community Facilities District No. 6 (4S Ranch)), Special Tax Bonds (Series 2012), 5.000%, 9/1/2033	535,445
1,000,000		Roseville, CA Special Tax (Fiddyment Ranch CFD No. 1), Special Tax Refunding Revenue Bonds (Series 2017), 5.000%, 9/1/2034	1,163,270
305,000		San Bernardino County, CA Housing Authority (Glen Aire Park & Pacific Palms), Subordinated Revenue Bonds, 7.250%, 4/15/2042	206,375
1,250,000		San Buenaventura, CA (Community Memorial Health System), Revenue Bonds (Series 2011), 8.000%, 12/1/2031	1,408,862
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2019A), 5.000%, 5/1/2049	3,596,850
1,000,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay North Redevelopment ), Tax Allocation Bonds (Series 2011C), (Original Issue Yield: 6.860%), (United States Treasury PRF 2/1/2021@100), 6.750%, 8/1/2041	1,090,320
1,280,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay North Redevelopment ), Tax Allocation Refunding Bonds (Series 2016A), (National Public Finance Guarantee Corporation INS), 5.000%, 8/1/2041	1,480,704
500,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay South Redevelopment), Tax Allocation Refunding Bonds (Series 2016C), (National Public Finance Guarantee Corporation INS), 5.000%, 8/1/2041	578,045
1,250,000		Santa Margarita, CA Water District Community Facilities District No. 2013-1, Special Tax Bonds (Series 2013), (Original Issue Yield: 5.700%), 5.625%, 9/1/2043	1,371,750
990,000		Western Riverside Water & Wastewater Financing Authority, CA, Local Agency Revenue Refunding Bonds (Series 2016A), 5.000%, 9/1/2044	1,128,907
		TOTAL	45,985,210
		Colorado—8.7%
750,000		Arista, CO Metropolitan District, Special Revenue Refunding and Improvement Bonds (Series 2018A), 5.000%, 12/1/2038	780,885
1,000,000		Banning Lewis Ranch Metropolitan District No.4, LT GO Bonds (Series 2018A), 5.750%, 12/1/2048	1,038,790
1,000,000		Banning Lewis Ranch Regional Metropolitan District, LT GO Bonds (Series 2018A), 5.375%, 12/1/2048	1,042,210
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.750%, 12/1/2046	1,573,230
2,750,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Tax Refunding Bonds (Series 2017), 5.000%, 12/1/2047	2,786,382
1,500,000		Centerra Metropolitian District No. 1, CO, Special Revenue Refunding and Improvement Bonds (Series 2017), (Original Issue Yield: 5.100%), 5.000%, 12/1/2047	1,556,340
2,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 5.625%, 12/1/2038	2,263,520
1,250,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 6.000%, 12/1/2038	1,444,850
1,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2014), 5.000%, 12/1/2043	1,063,550
2,000,000		Colliers Hill, CO Metropolitan District No. 2, General Obligation Limited Tax Bonds (Series 2017A), 6.500%, 12/1/2047	2,055,260
1,000,000	[1]	Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2046	1,041,660
1,625,000		Colorado Educational & Cultural Facilities Authority (Skyview Academy), Charter School Refunding & Improvement Revenue Bonds (Series 2014), 5.500%, 7/1/2049	1,708,460
1,000,000	[1]	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), (Original Issue Yield: 5.020%), 5.000%, 12/15/2045	1,062,870
1,500,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	1,628,565

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$ 800,000		Colorado Health Facilities Authority (Volunteers of America Care Facilities), Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.300%, 7/1/2037	$ 800,200
2,000,000		Colorado High Performance Transport Enterprise Revenue, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.000%, 12/31/2056	2,178,180
2,000,000		Colorado State Health Facilities Authority Revenue (Frasier Meadows Manor, Inc.), (Series 2017A), 5.250%, 5/15/2047	2,220,440
1,500,000		Copperleaf Metropolitan District No. 2, CO, LT GO Refunding Bonds (Series 2015), 5.750%, 12/1/2045	1,573,995
1,250,000		Denver Connection West Metropolitan District, LT GO Bonds (Series 2017A), 5.375%, 8/1/2047	1,287,575
1,000,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), (Original Issue Yield: 4.070%), 4.000%, 12/1/2048	1,081,970
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2040	570,425
1,000,000	[1]	Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	1,157,800
750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.000%, 5/1/2027	807,285
1,500,000		Lakes at Centerra Metropolitan District No. 2, LT GO Refunding and Improvement Bonds (Series 2018A), 5.250%, 12/1/2047	1,552,545
1,250,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 5.000%, 12/1/2045	1,284,388
2,500,000		North Range, CO Metropolitan District No. 2, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2017A), 5.750%, 12/1/2047	2,601,425
1,500,000		Park 70 Metropolitan District, CO, General Obligation Refunding and Improvement Bonds (Series 2016), 5.000%, 12/1/2046	1,644,240
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	2,557,020
1,500,000		Sierra Ridge Metropolitan District No. 2, LT GO Bonds (Series 2016A), 5.500%, 12/1/2046	1,555,275
2,500,000		St. Vrain Lakes, CO Metropolitan District No.2, Limited Tax GO Senior Bonds (Series 2017A), 5.125%, 12/1/2047	2,574,350
1,220,000		STC Metropolitan District No. 2, CO, LT GO Senior Bonds (Series 2015A), (Original Issue Yield: 6.250%), 6.000%, 12/1/2038	1,260,211
1,500,000		Sterling Ranch Community Authority Board, CO (Sterling Ranch Metropolitan District No. 2, CO), Limited Tax Supported Revenue Senior Bonds (Series 2015A), (Original Issue Yield: 5.830%), 5.750%, 12/1/2045	1,565,520
1,030,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.125%, 11/1/2038	1,091,975
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.750%, 12/1/2039	2,046,080
		TOTAL	52,457,471
		Connecticut—0.8%
1,000,000		Connecticut Development Authority (Bombardier, Inc.), Airport Facility Revenue Bonds, 7.950%, 4/1/2026	983,380
1,500,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2038	1,789,575
1,835,000	[1]	Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), (Original Issue Yield: 6.375%), 6.250%, 2/1/2030	2,044,649
		TOTAL	4,817,604
		Delaware—1.1%
1,350,000	[1]	Delaware Economic Development Authority (ASPIRA of Delaware Charter Operations, Inc.), Charter School Revenue Bonds (Series 2016A), 5.000%, 6/1/2051	1,430,771
1,905,000		Delaware Economic Development Authority (Delmarva Power and Light Co.), Gas Facilities Refunding Bonds, 5.400%, 2/1/2031	1,981,714
3,000,000	[1]	Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.300%), 5.250%, 7/1/2048	3,191,850
		TOTAL	6,604,335
		District of Columbia—1.3%
1,030,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2043	1,213,886
2,000,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2012A), 5.000%, 6/1/2042	2,124,700
1,000,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2046	1,111,920
1,000,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.250%), 5.000%, 7/1/2052	1,054,280
1,000,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2038	1,193,960
1,000,000		Metropolitan Washington, DC Airports Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2047	1,164,650
		TOTAL	7,863,396
		Florida—4.1%
1,250,000		Alta Lakes, FL Community Development District, Special Assessment Bonds (Series 2019), 4.625%, 5/1/2049	1,251,912

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$ 145,000		Arborwood, FL Community Development District, Special Assessment Revenue Bonds (Series 2014A-1), (Original Issue Yield: 6.900%), 6.900%, 5/1/2036	$ 158,233
3,000,000	[1]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	2,986,230
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.000%, 10/1/2040	1,115,050
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood Centre North), Special Assessment Revenue Bonds (Series 2015), (Original Issue Yield: 4.960%), 4.875%, 5/1/2045	1,023,690
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood National & Polo Run), Special Assessment Bonds, (Original Issue Yield: 5.400%), 5.375%, 5/1/2047	1,064,490
1,000,000		Lakewood Ranch Stewardship District, FL (Northeast Sector Project—Phase 1B), Special Assessment Revenue Bonds (Series 2018), 5.450%, 5/1/2048	1,070,690
1,280,000		Lakewood Ranch Stewardship District, FL (Villages of Lakewood Ranch South), Special Assessment Revenue Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 5/1/2046	1,328,128
2,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Refunding Revenue Bonds (Series 2012), 6.500%, 10/1/2047	2,196,560
2,000,000		Martin County, FL Health Facilities Authority (Martin Memorial Medical Center), Hospital Revenue Bonds (Series 2012), (Original Issue Yield: 5.530%), (United States Treasury PRF 11/15/2021@100), 5.500%, 11/15/2042	2,191,500
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2014A), 5.000%, 10/1/2036	1,126,380
745,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), (Original Issue Yield: 5.250%), 5.000%, 5/1/2037	781,304
1,000,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), (Original Issue Yield: 7.625%), 7.500%, 6/1/2049	1,131,010
1,405,000		Pinellas County, FL Educational Facilities Authority (Pinellas Preparatory Academy), Revenue Bonds (Series 2011A), 7.125%, 9/15/2041	1,473,086
145,000	[2,3]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
135,000		Reunion East Community Development District, FL, Special Assessment Refunding Bonds (2015-1), 6.600%, 5/1/2033	136,580
1,000,000		South Lake County, FL Hospital District (South Lake Hospital, Inc.), Revenue Bonds (Series 2009A), (Original Issue Yield: 6.300%), 6.250%, 4/1/2039	1,002,780
10,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.550%, 5/1/2027	9,999
1,045,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 5/1/2037	1,046,264
290,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.000%, (Step Coupon 11/21/2021 @ 6.100%)/(Original Issue Yield: 6.930%), 5/1/2040	240,422
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.000%, (Step Coupon 11/21/2024 @ 6.100%)/(Original Issue Yield: 6.752%), 5/1/2040	119,509
190,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.610%, 5/1/2040	2
155,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.550%, 5/1/2027	2
130,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), (Original Issue Yield: 6.610%), 6.610%, 5/1/2040	130,066
70,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.000%, (Step Coupon 5/1/2022 @ 6.610%)/(Original Issue Yield: 6.610%),, 5/1/2040	58,926
940,000		Verandah West, FL Community Development District, Capital Improvement Revenue Refunding Bonds (Series 2013), (Original Issue Yield: 5.125%), 5.000%, 5/1/2033	964,083
2,000,000		Willow Walk, FL Community Development District, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	2,101,480
		TOTAL	24,708,377
		Georgia—0.6%
1,645,000		Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), (Original Issue Yield: 7.250%), 7.000%, 1/1/2040	1,761,927
1,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	1,159,670
500,000		Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	516,125
		TOTAL	3,437,722
		Guam—0.2%
1,000,000		Guam Government Limited Obligation (Section 30), Revenue Refunding Bonds (Series 2016A), 5.000%, 12/1/2046	1,094,780
		Hawaii—0.8%
1,000,000		Hawaii State Airports Systems Revenue Bonds (Series 2018A), 5.000%, 7/1/2048	1,175,720

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Hawaii—continued
$3,660,000		Hawaii State Department of Budget & Finance (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 7/1/2039	$ 3,675,152
		TOTAL	4,850,872
		Idaho—0.6%
3,000,000		Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 10/1/2049	3,395,820
		Illinois—9.6%
1,875,000		Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	2,043,525
3,300,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017A), (Original Issue Yield: 7.650%), 7.000%, 12/1/2046	4,087,347
4,200,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.000%, 12/1/2046	4,554,018
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2030	1,130,500
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2031	1,124,750
500,000		Chicago, IL Motor Fuel Tax, Motor Fuel Tax Revenue Refunding Bonds (Series 2013), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2033	544,255
1,125,000		Chicago, IL O'Hare International Airport (Trips Obligated Group), Senior Special Facilities Revenue Bonds ((Series 2018), 5.000%, 7/1/2048	1,289,655
385,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	441,399
275,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), (Original Issue Yield: 5.940%), 5.750%, 1/1/2039	291,943
1,000,000		Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2032	1,182,980
1,250,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.000%, 11/1/2044	1,378,287
625,000		Chicago, IL, UT GO Bonds (Series 2009C), (Original Issue Yield: 5.160%), 5.000%, 1/1/2034	626,356
3,000,000		Chicago, IL, UT GO Bonds (Series 2015A), (Original Issue Yield: 5.640%), 5.500%, 1/1/2033	3,319,350
3,000,000		Chicago, IL, UT GO Refunding Bonds (Series 2014A), (Original Issue Yield: 5.140%), 5.000%, 1/1/2035	3,186,330
2,500,000		Chicago, IL, UT GO Refunding Bonds (Series 2017A), (Original Issue Yield: 6.200%), 6.000%, 1/1/2038	2,901,075
1,250,000		Chicago, IL, UT GO Refunding Bonds (Series 2019A), 5.000%, 1/1/2044	1,363,125
315,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	315,567
2,000,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.500%, 5/15/2054	2,094,220
800,000		Illinois Finance Authority (Dekalb Supportive Living Facility), Multi-Family Housing Revenue Bonds (Series 2007), 6.100%, 12/1/2041	799,952
1,250,000		Illinois Finance Authority (Noble Network of Charter Schools), Education Revenue Bonds (Series 2015), 5.000%, 9/1/2032	1,351,738
1,500,000		Illinois Finance Authority (Uno Charter School Network, Inc.), Charter School Refunding & Improvement Revenue Bonds (Series 2011A), 7.125%, 10/1/2041	1,607,790
1,100,000		Illinois Finance Authority Educational Facility Revenue (Rogers Park Montessori School Project), Senior Revenue Bonds (Series 2014A), 6.125%, 2/1/2045	1,192,059
2,000,000		Illinois State, UT GO Bonds (Series 2013A), 5.000%, 4/1/2035	2,123,640
5,000,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2027	5,774,900
2,025,000		Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	2,201,458
1,485,000		Illinois State, UT GO Bonds (Series May 2014), 5.000%, 5/1/2023	1,629,505
1,000,000		Illinois State, UT GO Bonds (Series of February 2014), (Original Issue Yield: 5.040%), 5.000%, 2/1/2039	1,063,900
3,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2032	3,419,580
410,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 8/1/2025	438,905
2,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.500%, 6/15/2053	2,201,620
2,000,000	[4]	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), (Original Issue Yield: 5.250%), 12/15/2056	404,480
1,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.000%, 6/15/2057	1,085,960
1,000,000		Sales Tax Securitization Corp., IL, Sales Tax Revenue Bonds (Series 2017A), 5.000%, 1/1/2030	1,175,500
		TOTAL	58,345,669
		Indiana—1.5%
1,250,000	[2,3]	Carmel, IN (Barrington of Carmel), Revenue Bonds (Series 2012A), (Original Issue Yield: 7.200%), 7.125%, 11/15/2042	875,000
1,000,000	[2,3]	Carmel, IN (Barrington of Carmel), Revenue Bonds (Series 2012A), (Original Issue Yield: 7.300%), 7.125%, 11/15/2047	700,000

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$4,000,000		Indiana State Finance Authority (Ohio River Bridges East End Crossing), Tax-Exempt Private Activity Bonds (Series 2013), 5.250%, 1/1/2051	$ 4,372,400
1,000,000	[1]	Indiana State Finance Authority (Res Polyflow Indiana Project), Exempt Facility Revenue Bonds (Series 2019 Green Bonds, (Original Issue Yield: 7.125%), 7.000%, 3/1/2039	1,029,470
2,000,000		Rockport, IN (AK Steel Corp.), Revenue Refunding Bonds (Series 2012-A), 7.000%, 6/1/2028	2,052,200
		TOTAL	9,029,070
		Iowa—1.7%
966,001		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), 5.400%, 11/15/2046	1,042,991
202,633	[2]	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.000%, 5/15/2056	2,533
995,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B), 5.250%, 12/1/2050	1,074,361
3,000,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), (Original Issue Yield: 5.300%), 5.250%, 12/1/2025	3,260,640
3,750,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), (Original Issue Yield: 5.780%), 5.500%, 6/1/2042	3,749,850
1,060,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.000%, 12/1/2041	1,186,776
		TOTAL	10,317,151
		Kansas—0.0%
45,000		Kansas State Development Finance Authority (Adventist Health System/Sunbelt Obligated Group), Revenue Bonds, (Original Issue Yield: 5.950%), (United States Treasury PRF 11/15/2019@100), 5.750%, 11/15/2038	45,826
		Kentucky—0.7%
1,250,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2011A), (Original Issue Yield: 7.400%), (United States Treasury PRF 5/15/2021@100), 7.375%, 5/15/2046	1,389,113
3,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2046	3,126,720
		TOTAL	4,515,833
		Louisiana—0.6%
30,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Refunding Revenue Bonds (Series 2016), (United States Treasury PRF 5/15/2026@100), 5.000%, 5/15/2047	36,549
970,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Refunding Revenue Bonds (Series 2016), 5.000%, 5/15/2047	1,093,112
1,000,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Revenue Bonds (Series 2011), (Original Issue Yield: 6.650%), (United States Treasury PRF 5/15/2021@100), 6.500%, 5/15/2037	1,095,390
1,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.250%, 5/15/2035	1,637,580
		TOTAL	3,862,631
		Maine—0.8%
1,000,000		Maine Health & Higher Educational Facilities Authority (Eastern Maine Healthcare Systems Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,102,360
1,335,000		Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), 7.500%, 7/1/2032	1,478,032
2,000,000	[1]	Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	2,201,340
		TOTAL	4,781,732
		Maryland—2.0%
500,000		Baltimore, MD (Harbor Point), Special Obligation Refunding Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 6/1/2043	525,915
1,500,000		Baltimore, MD Convention Center Hotel Revenue (Baltimore Hotel Corp.), Convention Center Hotel Revenue Refunding Bonds (Series 2017), 5.000%, 9/1/2046	1,689,540
955,000		Baltimore, MD Special Obligation (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	1,034,685
1,990,000	[5]	Frederick County, MD (Jefferson Technology Park), Tax Increment & Special Tax B Limited Obligation Bonds (Series 2013B), (Original Issue Yield: 7.300%), 7.125%, 7/1/2043	1,850,700
1,060,000		Maryland State Economic Development Corp. (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 9/1/2025	1,093,507
200,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2032	238,698

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—continued
$ 450,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	$ 532,372
1,000,000		Maryland State Economic Development Corp. (Purple Line Transit Partners LLC), Private Activity Revenue Bonds (Series 2016D Green Bonds), 5.000%, 3/31/2051	1,102,370
1,000,000	[1]	Prince Georges County, MD (Westphalia Town Center), Special Obligation Revenue Bonds (Series 2018), (Original Issue Yield: 5.330%), 5.250%, 7/1/2048	1,064,550
1,000,000		Prince Georges County, MD Revenue Authority (Suitland-Naylor Road Project), Special Obligation Bonds (Series 2016), 5.000%, 7/1/2046	1,036,790
1,000,000		Rockville, MD Mayor & City Council Economic Development Revenue (Ingleside at King Farm), (Series 2017B), 5.000%, 11/1/2047	1,077,480
1,000,000		Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), (Original Issue Yield: 6.300%), 6.250%, 7/1/2044	1,084,700
		TOTAL	12,331,307
		Massachusetts—0.7%
1,000,000	[1]	Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	1,085,200
2,000,000		Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Refunding Bonds (Series 2016Q), 5.000%, 7/1/2047	2,310,180
800,000		Massachusetts Development Finance Agency (Tufts Medical Center), Revenue Bonds (Series 2011I), (United States Treasury PRF 1/1/2021@100), 7.250%, 1/1/2032	870,144
		TOTAL	4,265,524
		Michigan—2.4%
1,000,000		Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2031	1,086,660
1,500,000		Detroit, MI Sewage Disposal System (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Refunding Bonds (Series 2012A), (Original Issue Yield: 5.300%), 5.250%, 7/1/2039	1,631,835
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-7), (National Public Finance Guarantee Corporation INS), 5.000%, 7/1/2032	1,136,890
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-6), (National Public Finance Guarantee Corporation INS), 5.000%, 7/1/2036	1,128,120
2,000,000		Michigan State Finance Authority Revenue (Public Lighting Authority ), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2044	2,179,040
5,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), (Original Issue Yield: 6.250%), 6.000%, 6/1/2048	5,000,050
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	984,810
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2015), 5.000%, 4/1/2040	1,178,080
		TOTAL	14,325,485
		Minnesota—2.4%
750,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.000%, 8/1/2041	747,780
1,100,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.250%, 8/1/2046	1,110,780
2,000,000		Duluth, MN EDA (St. Luke's Hospital of Duluth Obligated Group), Health Care Facilities Revenue Bonds (Series 2012), 6.000%, 6/15/2039	2,205,360
1,700,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2014A), 5.750%, 8/1/2044	1,801,694
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,074,870
3,000,000	[1]	Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	2,977,440
2,000,000		St. Cloud, MN Charter School (Stride Academy), Lease Revenue Bonds (Series 2016A), 5.000%, 4/1/2046	1,215,860
2,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Bonds (Series 2015A), 5.375%, 7/1/2050	2,117,100
325,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.500%, 6/1/2036	319,316
750,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.750%, 6/1/2046	743,235
		TOTAL	14,313,435

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Mississippi—0.2%
$ 945,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	$ 1,023,227
		Missouri—0.7%
2,000,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	2,112,000
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2017A), 5.250%, 5/15/2050	1,087,200
915,000		St. Joseph, MO IDA (Living Community St. Joseph Project), Healthcare Revenue Bonds, 7.000%, 8/15/2032	915,174
		TOTAL	4,114,374
		Montana—0.4%
900,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	957,015
1,250,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2052	1,324,875
		TOTAL	2,281,890
		Nebraska—1.5%
2,500,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2037	2,730,650
4,700,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	6,130,304
		TOTAL	8,860,954
		Nevada—0.8%
905,000	[1]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	956,630
1,000,000	[1]	Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2048	1,051,090
1,000,000		Las Vegas, NV (Summerlin Village 24 SID No. 812), Local Improvement Bonds (Series 2015), 5.000%, 12/1/2035	1,053,170
1,500,000		Las Vegas, NV Redevelopment Agency, Tax Increment Revenue Refunding Bonds (Series 2016), 5.000%, 6/15/2045	1,681,905
		TOTAL	4,742,795
		New Hampshire—0.3%
1,500,000	[1]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 20017A), (Original Issue Yield: 6.375%), 6.125%, 7/1/2052	1,609,770
		New Jersey—4.3%
1,000,000		Essex County, NJ Improvement Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2015), 5.250%, 7/1/2045	1,008,790
3,255,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	3,611,976
580,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.000%, 6/15/2042	648,950
3,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Revenue Refunding Bonds (Series 2013NN), 5.000%, 3/1/2030	3,251,250
1,335,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	1,474,294
1,000,000		New Jersey EDA (UMM Energy Partners LLC), Energy Facility Revenue Bonds (Series 2012A), (Original Issue Yield: 5.190%), 5.125%, 6/15/2043	1,062,600
1,500,000		New Jersey EDA (United Airlines, Inc.), Special Facilities Revenue Bonds (Series 2003), 5.500%, 6/1/2033	1,673,010
2,500,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 1999), 5.250%, 9/15/2029	2,740,975
1,125,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 2000B), 5.625%, 11/15/2030	1,290,825
1,280,000		New Jersey EDA Motor Vehicle Surcharge Revenue, Subordinate Revenue Refunding Bonds (Series 2017A), 5.000%, 7/1/2033	1,464,346
1,200,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 6.000%, 6/15/2035	1,286,940
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2036	1,153,810
500,000		South Jersey Port Corp., Subordinate Marine Terminal Revenue Bonds (Series 2017B), 5.000%, 1/1/2048	560,025
4,610,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	4,922,973
		TOTAL	26,150,764
		New Mexico—0.5%
1,000,000		New Mexico State Hospital Equipment Loan Council (Gerald Champion Regional Medical Center), Hospital Improvement and Refunding Revenue Bonds (Series 2012A), (Original Issue Yield: 5.700%), 5.500%, 7/1/2042	1,074,650

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—continued
$2,000,000	[1]	Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), (Original Issue Yield: 6.120%), 6.000%, 5/1/2040	$ 2,044,480
		TOTAL	3,119,130
		New York—5.0%
1,000,000	[1]	Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1,106,490
5,000,000	[4]	Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation Revenue Bonds (Series 2016B), (Original Issue Yield: 6.000%), 1/1/2045	1,626,350
1,550,000		Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), (Original Issue Yield: 5.080%), 5.000%, 1/1/2056	1,654,563
20,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), (United States Treasury PRF 2/15/2021@100), 5.750%, 2/15/2047	21,485
2,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2014D-1), 5.000%, 11/15/2039	2,262,300
5,000,000	[1,6]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Trust Receipts/Certificates (Series 2019-FG0227) MUNINVs, (Assured Guaranty Municipal Corp. GTD), 4.940% 11/15/2046	5,965,350
1,500,000		Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014A), 6.700%, 1/1/2049	1,520,640
587,731		Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014C), 2.000%, 1/1/2049	95,506
1,000,000		New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds (Series 201A-2B), 5.000%, 6/1/2051	1,028,500
2,000,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,184,880
1,000,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	1,113,730
2,900,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2031	3,049,060
1,000,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2018), 5.000%, 1/1/2034	1,176,170
1,120,000		Newburgh, NY, UT GO Bonds (Series 2012A), (Original Issue Yield: 5.400%), 5.250%, 6/15/2029	1,225,459
1,185,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.500%, 6/15/2030	1,301,972
1,000,000		Niagara Area Development Corporation, NY (Covanta Energy Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2018A), 4.750%, 11/1/2042	1,031,330
2,500,000		Port Authority of New York and New Jersey (JFK International Air Terminal LLC), Special Project Bonds (Series 8), (Original Issue Yield: 6.150%), 6.000%, 12/1/2042	2,646,750
1,000,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2041	1,086,780
		TOTAL	30,097,315
		North Carolina—0.9%
2,250,000		North Carolina Department of Transportation (I-77 HOT Lanes), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2054	2,454,953
1,000,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2037	1,100,630
1,000,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2047	1,091,380
1,000,000		North Carolina Medical Care Commission (Whitestone Project), Retirement Facilities First Mortgage Revenue Bonds (Series 2011A), (Original Issue Yield: 8.000%), (United States Treasury PRF 3/1/2021@100), 7.750%, 3/1/2041	1,104,450
		TOTAL	5,751,413
		Ohio—4.0%
1,000,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2039	1,118,490
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), (Original Issue Yield: 5.950%), 5.875%, 6/1/2030	1,906,040
4,020,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), (Original Issue Yield: 6.070%), 5.875%, 6/1/2047	3,863,944
3,655,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.500%, 6/1/2047	3,654,927
1,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.500%, 2/15/2057	1,134,850
1,500,000		Hamilton County, OH (Life Enriching Communities), Healthcare Revenue Bonds (Series 2011A), (Original Issue Yield: 6.750%), (United States Treasury PRF 1/1/2021@100), 6.625%, 1/1/2046	1,619,190
2,000,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), (Original Issue Yield: 5.080%), 5.000%, 2/15/2044	2,108,260

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$4,000,000		Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), 5.000%, 11/15/2044	$ 4,566,680
1,000,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,060,790
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,277,437
1,000,000		Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.000%, 6/30/2053	1,081,380
750,000		Southeastern Ohio Port Authority, OH (Memorial Health System, OH), Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), (Original Issue Yield: 6.020%), 6.000%, 12/1/2042	803,055
		TOTAL	24,195,043
		Oklahoma—1.7%
1,000,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	1,167,930
2,000,000		Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), (Original Issue Yield: 7.500%), (United States Treasury PRF 5/1/2020@100), 7.250%, 11/1/2045	2,100,700
1,750,000		Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2045	1,968,505
3,000,000		Tulsa, OK Municipal Airport Trust (American Airlines, Inc.), Refunding Revenue Bonds (Series 2000B), 5.500%, 6/1/2035	3,263,190
1,500,000		Tulsa, OK Municipal Airport Trust (American Airlines, Inc.), Refunding Revenue Bonds (Series 2015) TOBs, 5.000%, Mandatory Tender 6/1/2025	1,665,645
		TOTAL	10,165,970
		Oregon—0.5%
440,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2038	475,877
635,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2043	683,946
400,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2048	429,724
500,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2052	536,050
250,000		Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.000%, 11/15/2036	277,065
550,000		Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.000%, 11/15/2051	601,414
		TOTAL	3,004,076
		Pennsylvania—3.7%
1,000,000	[1]	Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Refunding Project Tax Revenue Bonds (Series 2017), 5.000%, 5/1/2042	1,094,140
3,715,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2042	3,882,324
2,000,000		Bucks County, PA IDA (School Lane Charter School), (Series 2016A), 5.125%, 3/15/2046	2,192,460
500,000		Butler County, PA Hospital Authority (Butler Health System), Hospital Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	565,295
1,200,000		Chester County, PA IDA (Avon Grove Charter School ), Revenue Bonds (Series 2017A), 5.000%, 12/15/2047	1,276,176
800,000		Chester County, PA IDA (Avon Grove Charter School ), Revenue Bonds (Series 2017A), 5.000%, 12/15/2051	844,888
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), (Original Issue Yield: 5.050%), 5.000%, 12/1/2042	1,072,470
1,250,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2038	1,414,363
2,000,000		Pennsylvania EDFA (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	2,123,540
1,000,000		Philadelphia, PA Authority for Industrial Development (Global Leadership Academy Charter School), Revenue Bonds (Series 2010), 6.375%, 11/15/2040	1,029,350
1,205,000		Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), (United States Treasury PRF 12/15/2022@100), 6.625%, 12/15/2041	1,410,681
840,000		Philadelphia, PA Authority for Industrial Development (Presby Homes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	840,983
1,665,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), (Original Issue Yield: 5.875%), 5.625%, 7/1/2042	1,799,415
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2017A), 5.000%, 10/1/2052	1,165,330
1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), (Original Issue Yield: 5.270%), 5.250%, 12/1/2036	1,624,785
		TOTAL	22,336,200

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Puerto Rico—2.4%
$4,000,000	[2,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2010 XX), (Original Issue Yield: 5.400%), 5.250%, 7/1/2040	$ 3,200,000
995,000	[2,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012B), (Original Issue Yield: 5.080%), 5.050%, 7/1/2042	793,512
195,000	[2,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), (Original Issue Yield: 7.070%), 7.000%, 7/1/2040	161,850
2,500,000	[2,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), (Original Issue Yield: 7.120%), 7.000%, 7/1/2043	2,075,000
310,000	[2,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.000%, 7/1/2033	257,300
8,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	7,952,400
		TOTAL	14,440,062
		Rhode Island—0.8%
1,375,000		Rhode Island State Health and Educational Building Corp. (Care New England), Hospital Financing Revenue Refunding Bonds (Series 2016B), 5.000%, 9/1/2036	1,533,070
500,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2039	561,615
2,730,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	2,862,296
		TOTAL	4,956,981
		South Carolina—0.3%
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.000%, 4/1/2047	1,057,610
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.000%, 4/1/2052	1,050,780
		TOTAL	2,108,390
		South Dakota—0.3%
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.050%), 5.000%, 11/1/2042	1,042,040
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.200%), 5.125%, 11/1/2047	1,046,020
		TOTAL	2,088,060
		Tennessee—1.6%
1,200,000		Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.000%, 1/1/2047	1,246,704
3,500,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 5.000%, 7/1/2036	4,131,785
1,000,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 5.000%, 7/1/2037	1,171,150
2,725,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2023	3,054,834
		TOTAL	9,604,473
		Texas—8.7%
1,100,000		Arlington, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	1,217,832
500,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2044	561,805
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2034	289,520
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2017B), 5.000%, 1/1/2034	282,025
1,000,000		Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), (Original Issue Yield: 5.080%), 5.000%, 12/1/2045	1,059,330
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2046	1,128,340
2,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), 6.000%, 8/15/2043	2,255,680
750,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2011), (Original Issue Yield: 6.000%), (United States Treasury PRF 8/15/2021@100), 5.750%, 8/15/2041	816,915
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	529,245
1,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Revenue Bonds (Series 2014), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2039	1,121,210
2,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2050	2,162,000
1,500,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), (Original Issue Yield: 5.300%), 5.250%, 9/1/2044	1,637,250
515,000		Decatur, TX Hospital Authority (Wise Regional Health System), Revenue Bonds, 6.375%, 9/1/2042	587,811
1,110,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.250%, 10/1/2051	1,245,364

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,500,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue & Refunding Bonds (Series 2011), (Original Issue Yield: 6.875%), 6.625%, 7/15/2038	$ 1,614,900
2,000,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Bonds (Series 2015B-1), 5.000%, 7/15/2035	2,210,180
500,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2014), (Original Issue Yield: 4.900%), 4.750%, 7/1/2024	544,210
1,000,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2014), (Original Issue Yield: 5.150%), 5.000%, 7/1/2029	1,114,200
1,000,000		Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012A), 5.000%, 7/1/2032	1,084,900
535,000		Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), (United States Treasury PRF 5/15/2021@100), 6.875%, 5/15/2041	588,233
1,500,000		Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017A), 5.000%, 10/15/2044	1,677,390
2,000,000		La Vernia, TX Higher Education Finance Corporation (Meridian World School), Education Revenue Bonds (Series 2015A), 5.500%, 8/15/2045	2,123,020
1,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 2001A), 6.300%, 11/1/2029	1,023,310
1,500,000	[1]	Mission, TX Economic Development Corporation (Natgasoline), Senior Lien Revenue Bonds (Series 2018), (Original Issue Yield: 4.716%), 4.625%, 10/1/2031	1,605,135
2,000,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2047	2,145,980
700,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2046	742,833
1,000,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facilities Revenue Bonds (Series 2016A), (Original Issue Yield: 5.530%), 5.500%, 11/15/2052	1,051,680
1,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.000%, 1/1/2026	1,718,895
600,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.000%, 1/1/2039	693,654
2,000,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 8.000%, 11/15/2049	2,365,480
2,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.000%, 2/1/2042	2,943,450
1,000,000		San Juan Higher Education Finance Authority, TX (Idea Public Schools ), Education Revenue Bonds (Series 2010A), (United States Treasury PRF 8/15/2020@100), 6.700%, 8/15/2040	1,060,820
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community), Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.500%, 11/15/2045	1,050,000
2,655,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Retirement Facility Revenue Bonds (Series 2017A), (Original Issue Yield: 6.770%), 6.750%, 11/15/2052	3,031,293
2,000,000		Texas Private Activity Bonds Surface Transportation Corporation (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Senior Lien Revenue Bonds (Series 2016), 5.000%, 12/31/2055	2,197,540
2,680,000		Texas State Transportation Commission (Central Texas Turnpike System), Second Tier Revenue Refunding Bonds (Series 2015-C), 5.000%, 8/15/2042	2,975,014
545,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	627,835
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds (Series 2018), 4.000%, 8/1/2036	1,674,045
		TOTAL	52,758,324
		Utah—0.5%
1,000,000		Salt Lake City, UT Airport Revenue, Airport Revenue Bonds (Series 2018A), 5.000%, 7/1/2048	1,174,840
2,000,000	[1]	Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.375%, 6/15/2048	2,057,040
		TOTAL	3,231,880
		Vermont—0.2%
1,000,000	[1]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013) TOBs, 4.625%, Mandatory Tender 4/3/2028	1,040,020
		Virginia—1.8%
1,800,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.000%, 7/1/2051	2,029,104
1,500,000	[1]	Embrey Mill Community Development Authority, VA, Special Assessment Revenue Bonds (Series 2015), 5.600%, 3/1/2045	1,548,840
1,380,000		Mosaic District CDA, VA, Revenue Bonds (Series 2011A), (Original Issue Yield: 6.930%), 6.875%, 3/1/2036	1,465,643
1,000,000		Norfolk, VA Redevelopment and Housing Authority (Harbor's Edge), Fort Norfolk Retirement Community Revenue Bonds (Series 2019B), 5.250%, 1/1/2054	1,075,670

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), (Original Issue Yield: 5.120%), 5.000%, 6/1/2047	$ 4,188,077
370,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018) TOBs, 5.000%, Mandatory Tender 7/1/2038	386,036
		TOTAL	10,693,370
		Washington—2.2%
1,000,000		Port of Seattle, WA IDC (Delta Air Lines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2012), (Original Issue Yield: 5.310%), 5.000%, 4/1/2030	1,088,670
5,000,000	[1,6]	Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226B) MUNINVs, 4.970% 1/1/2047	5,862,500
1,000,000		Washington State Health Care Facilities Authority (Virginia Mason Medical Center), Revenue Bonds (Series 2017), 5.000%, 8/15/2037	1,136,500
1,000,000	[1]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), 7.000%, 7/1/2050	1,103,620
1,000,000	[1]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.000%, 7/1/2045	1,106,380
2,500,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.500%, 1/1/2049	2,870,300
		TOTAL	13,167,970
		Wisconsin—1.9%
1,000,000	[1]	Public Finance Authority, WI (Alabama Proton Therapy Center), Senior Revenue Bonds (Series 2017A), 7.000%, 10/1/2047	1,099,630
3,000,000	[1]	Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	3,571,140
750,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2047	797,213
1,000,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2052	1,057,250
1,000,000		Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2016), 4.000%, 8/1/2035	1,028,190
3,000,000	[1]	Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	3,269,700
800,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 8/15/2039	882,600
		TOTAL	11,705,723
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $555,853,741)	590,056,609
	[6]	SHORT-TERM MUNICIPALS—0.9%
		Alabama—0.5%
1,400,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 2.240%, 6/3/2019	1,400,000
200,000		Walker County, AL Economic IDA (Alabama Power Co.), (Series 2007) Daily VRDNs, 2.280%, 6/3/2019	200,000
1,500,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.280%, 6/3/2019	1,500,000
		TOTAL	3,100,000
		Florida—0.0%
100,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016A) Daily VRDNs, 2.500%, 6/3/2019	100,000
		Georgia—0.4%
2,300,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 2.500%, 6/3/2019	2,300,000
		Michigan—0.0%
100,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 2.250%, 6/3/2019	100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $5,600,000)	5,600,000
		TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $561,453,741)	595,656,609
		OTHER ASSETS AND LIABILITIES - NET—1.5%[7]	9,077,518
		TOTAL NET ASSETS—100%	$ 604,734,127
Securities that are subject to the federal alternative minimum tax (AMT) represent 12.4% of the Fund's portfolio as calculated based upon total market value.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2019, these restricted securities amounted to $79,615,835, which represented 13.2% of total net assets.
2	Non-income-producing security.
3	Security in default.
4	Zero coupon bond.
5	Fair Value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
6	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
7	Assets, other than investments in securities, less liabilities.

Additional information on restricted securities held at May 31, 2019, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Refunding Project Tax Revenue Bonds (Series 2017), 5.000%, 5/1/2042	6/29/2017	$1,016,277.00	$1,094,140.00
Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), (Series 2017D), 5.000%, 7/1/2051	10/12/2017	$ 664,701.00	$ 689,390.00
Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	12/15/2017	$ 518,486.00	$ 530,300.00
Arizona State Industrial Development Authority Education Revenue (Doral Academy of Nevada FMMR), Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	4/3/2019	$1,050,778.00	$1,071,530.00
Arizona State Industrial Development Authority Education Revenue (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	12/14/2018	$1,811,846.00	$1,934,485.00
Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1/14/2016	$1,000,000.00	$1,106,490.00
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	6/13/2014	$ 750,000.00	$ 825,518.00
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$ 582,893.00	$ 627,930.00
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	8/4/2017	$ 552,385.00	$ 571,275.00
California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (series 2017), 5.000%, 6/1/2047	12/13/2017	$1,037,336.00	$1,052,440.00
California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	12/4/2017	$ 516,969.00	$ 527,265.00
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	10/5/2017	$1,181,414.00	$1,236,994.00
California Statewide Communities Development Authority (Loma Linda University Medical Center ), Revenue Bonds (Series 2016A), 5.250%, 12/1/2056	4/28/2016	$2,323,029.00	$2,507,917.00
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	12/16/2013	$2,958,549.00	$2,986,230.00
Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2046	8/11/2016	$1,028,773.00	$1,041,660.00
Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), (Original Issue Yield: 5.020%), 5.000%, 12/15/2045	3/13/2015	$ 997,006.00	$1,062,870.00
Delaware Economic Development Authority (ASPIRA of Delaware Charter Operations, Inc.), Charter School Revenue Bonds (Series 2016A), 5.000%, 6/1/2051	7/15/2016	$1,431,641.00	$1,430,771.00
Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	8/23/2017	$1,092,483.00	$1,157,800.00
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$ 922,862.00	$ 956,630.00
Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2048	4/6/2018	$1,002,704.00	$1,051,090.00
Embrey Mill Community Development Authority, VA, Special Assessment Revenue Bonds (Series 2015), 5.600%, 3/1/2045	10/22/2015	$1,500,000.00	$1,548,840.00
Indiana State Finance Authority (Res Polyflow Indiana Project), Exempt Facility Revenue Bonds (Series 2019 Green Bonds, (Original Issue Yield: 7.125%), 7.000%, 3/1/2039	3/28/2019	$ 986,754.00	$1,029,470.00

Security	Acquisition Date	Acquisition Cost	Market Value
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1/10/2018	$1,975,446.00	$2,112,000.00
Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	1/27/2017	$2,000,000.00	$2,201,340.00
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2047	10/6/2016	$1,043,535.00	$1,062,950.00
Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	12/7/2017	$1,064,213.00	$1,085,200.00
Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Trust Receipts/Certificates (Series 2019-FG0227) MUNINVs, (Assured Guaranty Municipal Corp. GTD), 4.940%, 11/15/2046	2/12/2019	$5,221,933.00	$5,965,350.00
Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.300%), 5.250%, 7/1/2048	11/15/2018	$2,977,724.00	$3,191,850.00
Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	12/8/2017	$2,933,031.00	$2,977,440.00
Mission, TX Economic Development Corporation (Natgasoline), Senior Lien Revenue Bonds (Series 2018), (Original Issue Yield: 4.716%), 4.625%, 10/1/2031	10/30/2018	$1,487,286.00	$1,605,135.00
Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), (Original Issue Yield: 6.375%), 6.250%, 2/1/2030	11/25/2015	$1,817,331.00	$2,044,649.00
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 20017A), (Original Issue Yield: 6.375%), 6.125%, 7/1/2052	6/8/2017	$1,448,501.00	$1,609,770.00
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,000,000.00	$2,184,880.00
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	10/29/2014	$1,000,000.00	$1,113,730.00
Prince Georges County, MD (Westphalia Town Center), Special Obligation Revenue Bonds (Series 2018), (Original Issue Yield: 5.330%), 5.250%, 7/1/2048	11/16/2018	$ 988,186.00	$1,064,550.00
Public Finance Authority, WI (Alabama Proton Therapy Center), Senior Revenue Bonds (Series 2017A), 7.000%, 10/1/2047	12/1/2017	$1,000,000.00	$1,099,630.00
Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	6/22/2017	$3,072,026.00	$3,571,140.00
Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	6/28/2018	$3,145,071.00	$3,269,700.00
Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226B) MUNINVs, 4.970%, 1/1/2047	2/1/2019	$5,283,588.00	$5,862,500.00
Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	4/17/2019	$ 790,000.00	$ 867,997.00
Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.375%, 6/15/2048	8/31/2017	$1,972,378.00	$2,057,040.00
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013) TOBs, 4.625%, Mandatory Tender 4/3/2028	3/28/2018	$1,000,000.00	$1,040,020.00
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	7/3/2013	$ 438,624.00	$ 463,149.00
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), 7.000%, 7/1/2050	7/22/2015	$ 993,635.00	$1,103,620.00
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.000%, 7/1/2045	7/22/2015	$1,007,293.00	$1,106,380.00
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.500%, 1/1/2049	1/31/2014	$2,500,000.00	$2,870,300.00
Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), (Original Issue Yield: 6.120%), 6.000%, 5/1/2040	6/30/2015	$1,970,539.00	$2,044,480.00
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$588,205,909	$1,850,700 [1]	$590,056,609
Short-Term Municipals	—	5,600,000	—	5,600,000
TOTAL SECURITIES	$—	$593,805,909	$1,850,700	$595,656,609
1	Includes $2,137,320 for a security transferred from Level 2 to Level 3 because fair value was determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Trustees. Transfer shown represents the value of the securities at the beginning of the period.

The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LT	—Limited Tax
MUNIVs	—Municipal Inverse Floater
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SID	—Special Improvement District
TELA	—Toll Equity Loan Agreement
TOBs	—Tender Option Bonds
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Federated Michigan Intermediate Municipal Trust
Portfolio of Investments
May 31, 2019 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—95.5%
	Michigan—95.5%
$1,255,000	Ann Arbor, MI, LT GO Capital Improvement Bonds (Series 2019A), 4.000%, 5/1/2033	$ 1,442,811
1,000,000	Berkley, MI School District, School Building & Site UT GO Bonds (Series 2015), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2030	1,167,680
410,000	Birmingham, MI Public Schools, School Building & Site UT GO Bonds (Series 2015), 5.000%, 5/1/2027	485,760
1,690,000	Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), (Assured Guaranty Municipal Corp. INS), 4.500%, 12/1/2023	1,762,349
1,425,000	Calhoun County, MI Transportation Fund, Revenue Bonds, 4.000%, 11/1/2030	1,572,673
2,000,000	Dearborn, MI School District, UT GO School Building & Site Bonds (Series 2014A), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2025	2,284,320
500,000	Detroit, MI Downtown Development Authority, Tax Increment Revenue Refunding Bonds (Catalyst Development Series 2018A), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2035	557,010
375,000	Downriver Utility Wastewater Authority, Sewer System Revenue Bonds (Series 2018), (Assured Guaranty Municipal Corp. INS), 5.000%, 4/1/2031	448,339
1,000,000	Fennville, MI Public Schools, UT GO School Building and Site Bonds, (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2035	1,205,590
1,000,000	Genesee, MI Water Supply System, Revenue Refunding Bonds (Series 2014), (Build America Mutual Assurance INS), 5.000%, 11/1/2025	1,141,760
620,000	Grand Rapids, MI Public Schools, School Building & Site & Refunding UT GO Bonds (Series 2016), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2027	749,940
670,000	Grand Rapids, MI Public Schools, UT GO Refunding Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2027	828,261
1,000,000	Grand Rapids, MI Sanitary Sewer System, Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2034	1,180,180
500,000	Grand Rapids, MI Sanitary Sewer System, Sanitary Sewer System Revenue Improvement and Refunding Bonds (Series 2014), 5.000%, 1/1/2022	544,490
2,000,000	Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 7/1/2029	2,560,960
1,500,000	Holland, MI Electric Utility System, Revenue Bonds (Series 2014A), 4.000%, 7/1/2022	1,577,505
1,500,000	Kent Hospital Finance Authority, MI (Spectrum Health), Revenue Refunding Bonds (Series 2011A), 5.000%, 11/15/2022	1,621,740
1,000,000	Kentwood, MI Public Schools, UT GO School Building and Site Bonds (Series 2019 II), 5.000%, 5/1/2032	1,243,840
1,010,000	Lake Superior State University, MI, General Revenue Refunding Bonds (Series 2012), (Assured Guaranty Municipal Corp. INS), 4.000%, 11/15/2020	1,043,209
1,900,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2011A), 5.000%, 7/1/2024	2,030,112
525,000	Lansing, MI Community College, College Building and Site Refunding Bonds (Series 2017), 5.000%, 5/1/2030	646,852
1,445,000	Mason, MI Public School District, UT GO School Building and Site Bonds (Series 2018I), (Michigan School Bond Qualification and Loan Program GTD), 4.000%, 5/1/2032	1,627,980
1,000,000	Michigan Finance Authority Local Government Loan Program (Clean Water Revolving Fund), Revenue Refunding Bonds (Series 2018B), 5.000%, 10/1/2032	1,258,020
1,000,000	Michigan Public Power Agency, Combustion Turbine No. 1 Project Refunding Revenue Bonds (Series 2011A), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2022	1,049,380
500,000	Michigan State Building Authority, Facilities Program Revenue & Refunding Bonds (Series 2013 1-A), 5.000%, 10/15/2022	557,580
1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (2009 Series II), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/15/2022	1,012,890
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2015I), 5.000%, 4/15/2027	1,201,250
1,000,000	Michigan State Comprehensive Transportation Fund, Refunding Revenue Bonds (Series 2015), 5.000%, 11/15/2026	1,177,000
500,000	Michigan State Finance Authority Revenue (Charter County of Wayne Criminal Justice Center Project), Senior Lien State Aid Revenue Bonds (Series 2018), 5.000%, 11/1/2033	612,325
2,000,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-2), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2025	2,319,200
250,000	Michigan State Finance Authority Revenue (MidMichigan Obligated Group), Hospital Revenue Refunding Bonds (Series 2014), 5.000%, 6/1/2026	288,555
1

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,500,000		Michigan State Finance Authority Revenue (Public Lighting Authority ), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2022	$ 1,626,420
2,000,000		Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 1999B-3), 4.000%, 11/15/2032	2,230,020
500,000		Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.000%, 11/15/2028	602,015
1,000,000		Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Bonds, (Ambac Financial Group, Inc. INS), 5.000%, 5/15/2023	1,126,760
1,000,000		Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Hospital Revenue & Refunding Bonds (Series 2015MI), 5.500%, 12/1/2026	1,216,000
250,000		Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2017C), 5.000%, 12/1/2031	305,207
1,000,000		Michigan State Strategic Fund (Detroit Edison Co.), Ltd Obligation Refunding Revenue Bonds, (Ambac Financial Group, Inc. INS), 7.000%, 5/1/2021	1,097,100
2,600,000		Michigan State Trunk Line, Refunding Revenue Bonds (Series 2009), 5.000%, 11/1/2020	2,637,830
500,000		Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.000%, 11/15/2022	543,350
500,000		Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.000%, 11/15/2023	543,225
1,250,000		Michigan State University Board of Trustees, General Revenue Bonds (Series 2019B), 5.000%, 2/15/2034	1,559,962
2,000,000		Michigan Strategic Fund (I-75 Improvement Project), Limited Obligation Revenue Bonds (Series 2018), 5.000%, 6/30/2030	2,428,540
1,000,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2022	1,085,700
1,855,000		Orchard View, MI Schools, UT GO Bonds, (Assured Guaranty Municipal Corp. INS)/(Michigan School Bond Qualification and Loan Program GTD), 4.000%, 5/1/2022	1,937,269
1,000,000		Roseville, MI Community Schools, UT GO 2018 School Building and Site Bonds, (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2031	1,219,810
1,000,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Hospital Revenue Refunding Bonds (Series 2014D), 5.000%, 9/1/2023	1,138,800
1,670,000		Saginaw, MI Water Supply System, Revenue Bonds (Series 2011A), (Assured Guaranty Municipal Corp. INS), 4.750%, 7/1/2025	1,786,633
1,000,000		Saline, MI Area Schools, UT GO Refunding Bonds (Series 2018), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2030	1,238,270
1,085,000		Southfield, MI Library Building Authority, Refunding LT GO Bonds, 5.000%, 5/1/2026	1,278,141
1,000,000		Southfield, MI, UT GO 2018 Street Improvement Bonds, 4.000%, 5/1/2029	1,138,550
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2010C), 4.000%, 4/1/2022	1,021,580
250,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2014A), 5.000%, 4/1/2024	291,617
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2017A), 5.000%, 4/1/2027	1,256,650
2,000,000		University of Michigan (The Regents of), Revenue Bonds (Series 2018A), 4.000%, 4/1/2033	2,280,620
500,000		Utica, MI Community Schools, School Building & Site & Refunding UT GO Bonds (Series 2015), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2029	580,770
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2010C), 5.000%, 12/1/2021	2,110,060
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2011A-B), 5.000%, 12/1/2021	2,156,040
500,000		West Bloomfield, MI School District, UT GO Public Improvement Bonds, (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2029	612,485
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $70,332,945)	74,248,985
	[1]	SHORT-TERM MUNICIPALS—3.9%
		Michigan—3.9%
2,250,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 2.250%, 6/3/2019	2,250,000
800,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 2.250%, 6/3/2019	800,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $3,050,000)	3,050,000
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $73,382,945)	77,298,985
		OTHER ASSETS AND LIABILITIES - NET—0.6%[2]	489,762
		TOTAL NET ASSETS—100%	$ 77,788,747
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.9% of the Fund's portfolio as calculated based upon total market value.
2

1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
3

The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LOC	—Letter of Credit
LT	—Limited Tax
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
4

Federated Ohio Municipal Income Fund
Portfolio of Investments
May 31, 2019 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—94.9%
	Ohio—94.9%
$2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Akron General Health System), Hospital Facilities Revenue Bonds (Series 2012), (United States Treasury PRF 1/1/2022@100), 5.000%, 1/1/2031	$ 2,165,560
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Children's Hospital Medical Center, Akron), Hospital Improvement & Refunding Revenue Bonds (Series 2012), 5.000%, 11/15/2032	2,163,100
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), Hospital Facilities Revenue Bonds (Series 2016), 5.250%, 11/15/2041	1,149,030
1,000,000	Akron, OH (Akron, OH Community Learning Centers), Income Tax Revenue Refunding Bonds (Series 2012A), 5.000%, 12/1/2031	1,094,000
2,000,000	Akron, OH (Akron, OH Community Learning Centers), Income Tax Revenue Refunding Bonds (Series 2012A), 5.000%, 12/1/2033	2,183,100
500,000	Akron, OH (Akron, OH Community Learning Centers), Revenue Refunding Bonds (Series A), 5.000%, 12/1/2023	550,845
1,000,000	Allen County, OH (Mercy Health), Hospital Facilities Revenue Refunding Bonds, 5.000%, 11/1/2043	1,099,940
1,000,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2042	1,114,980
2,250,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2015A), 5.000%, 2/15/2029	2,562,637
2,000,000	Bowling Green State University, OH, General Receipts Bonds (Series 2016A), 5.000%, 6/1/2044	2,263,360
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), (Original Issue Yield: 6.070%), 5.875%, 6/1/2047	961,180
2,000,000	Butler County, OH Hospital Facilities Authority (UC Health ), Revenue Bonds (Series 2016), 5.000%, 11/15/2045	2,263,140
3,000,000	Cincinnati, OH Water System, Revenue Bonds (Series 2015A), 5.000%, 12/1/2040	3,510,960
2,000,000	Cincinnati, OH, UT Various Purpose GO Improvememt & Refunding Bonds (Series 2014A), (United States Treasury PRF 6/1/2022@100), 5.000%, 12/1/2032	2,209,600
1,255,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), (United States Treasury PRF 6/1/2023@100), 5.000%, 12/1/2051	1,423,521
850,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), 5.000%, 12/1/2051	934,354
1,500,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.000%, 6/1/2037	1,605,645
1,000,000	Cleveland, OH Income Tax (Cleveland, OH), Subordinate Lien Income Tax Public Facilities Improvements Refunding Bonds (Series 2017B), 5.000%, 10/1/2030	1,238,520
1,000,000	Cleveland, OH Municipal School District, School Improvement UT GO Bonds (Series 2015A), (Ohio School District Credit Enhancement GTD), 5.000%, 12/1/2033	1,109,310
1,000,000	Cleveland, OH Water, Senior Lien Revenue Bonds (Series 2012X), 5.000%, 1/1/2042	1,076,330
3,000,000	Cleveland-Cuyahoga County, OH Port Authority (Euclid Avenue Development Corporation), Revenue Bonds (Series 2014), 5.000%, 8/1/2039	3,347,430
2,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2017), 5.000%, 12/1/2047	2,352,500
1,000,000	Columbus, OH Sewer System, Revenue Refunding Bonds (Series 2014), 5.000%, 6/1/2031	1,165,570
1,500,000	Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2028	1,718,025
1,270,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.500%, 2/15/2057	1,441,260
1,340,000	Cuyahoga County, OH Sales Tax, Various Purpose Sales Tax Revenue Bonds (Series 2014), 5.000%, 12/1/2034	1,559,385
1,000,000	Cuyahoga County, OH, LT GO Convention Hotel Project, 5.000%, 12/1/2036	1,114,170
220,000	Cuyahoga, OH Community College District, General Receipts Revenue Bonds (Series 2012D), 5.000%, 8/1/2026	242,772
1,335,000	Dayton, OH Airport (James M. Cox Dayton International Airport), Airport Revenue Refunding Bonds (Series 2014A), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/1/2026	1,442,227
2,000,000	Fairfield County, OH, LT GO Bonds (Series 2015), 4.000%, 12/1/2040	2,119,000
2,000,000	Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue Anticipation & Refunding Bonds (Series 2014), 5.000%, 12/1/2035	2,317,920
1,000,000	Franklin County, OH Health Care Facilities (Friendship Village of Dublin, OH, Inc.), Refunding & Improvement Bonds (Series 2014), 5.000%, 11/15/2044	1,084,950
1,000,000	Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), Hospital Improvement Revenue Bonds (Series 2017A), 5.000%, 11/1/2029	1,238,620
1,000,000	Franklin County, OH Hospital Facility Authority (OhioHealth Corp,), Hospital Facilities Revenue Bonds (Series 2015), 5.000%, 5/15/2040	1,136,680
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$2,000,000	Franklin County, OH Revenue (Trinity Healthcare Credit Group), Revenue Bonds (Series 2017A), 5.000%, 12/1/2047	$ 2,344,660
3,015,000	Franklin County, OH Sales Tax Revenue, Various Purpose Sales Tax Revenue Bonds (Series 2018), 5.000%, 6/1/2048	3,628,613
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2036	555,475
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	544,310
2,000,000	Hamilton County, OH Convention Facilities Authority, Convention Facilities Authority Revenue & Refunding Bonds (Series 2014), 5.000%, 12/1/2032	2,226,100
2,850,000	Hamilton County, OH Sales Tax, Revenue Refunding Bonds (Series 2011A), 5.000%, 12/1/2032	3,072,357
1,000,000	Hamilton County, OH, LT GO Refunding Bonds (Series 20017A), 5.000%, 12/1/2037	1,205,400
280,000	Hamilton, OH, LT GO Various Purpose Bonds, (Assured Guaranty Corp. INS), 5.000%, 11/1/2021	283,900
1,555,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.000%, 1/1/2038	1,709,987
2,000,000	Lucas County, OH (ProMedica Healthcare Obligated Group), Hospital Revenue Bonds (Series 2011A), (United States Treasury PRF 11/15/2021@100), 6.500%, 11/15/2037	2,238,860
1,000,000	Miami County, OH Hospital Facility (Kettering Health Network Obligated Group), Hospital Facilities Revenue Refunding and Improvement Bonds (Series 2019), 5.000%, 8/1/2049	1,159,860
2,000,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.000%, 9/1/2031	2,146,720
500,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.000%, 9/1/2036	535,765
1,000,000	Montgomery County, OH (Catholic Health Initiatives), Revenue Bonds (Series 2008D), (Original Issue Yield: 6.300%), 6.125%, 10/1/2028	1,007,090
1,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), 5.000%, 11/15/2049	1,139,460
2,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue Bonds (Series 2013), (United States Treasury PRF 5/15/2023@100), 5.000%, 11/15/2038	2,270,580
500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Evempt Facilities Revenue Bonds (Series 2017), 4.250%, 1/15/2038	525,385
500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	530,395
115,000	Ohio HFA Single Family Mortgage, Revenue Bond (Series 1), (GNMA Collateralized Home Mortgage Program COL), 3.250%, 5/1/2020	115,301
1,000,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2019A), (GNMA Collateralized Home Mortgage Program COL), 4.000%, 3/1/2049	1,058,570
1,150,000	Ohio State Air Quality Development Authority (Buckeye Power, Inc. ), Environmental Improvement Revenue Bonds (Series 2010), 5.000%, 12/1/2021	1,207,500
2,000,000	Ohio State Air Quality Development Authority (Columbus Southern Power Company), Air Quality Revenue Refunding Bonds (Series 2009B), 5.800%, 12/1/2038	2,035,400
2,000,000	Ohio State Capital Facilities (Ohio State), Parks and Recreation Improvement Fund Projects (Series 2016C), 5.000%, 12/1/2031	2,421,420
1,000,000	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2040	1,171,870
1,500,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Bonds (Series 2012), 5.000%, 1/1/2031	1,619,610
1,000,000	Ohio State Higher Educational Facility Commission (Denison University), Revenue Bonds (Series 2019), 5.000%, 11/1/2044	1,219,820
2,000,000	Ohio State Higher Educational Facility Commission (Kenyon College, OH), Higher Educational Facility Revenue Bonds (Series 2015), 5.000%, 7/1/2041	2,263,960
1,000,000	Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2011A), (Original Issue Yield: 5.480%), 5.375%, 12/1/2030	1,052,620
1,830,000	Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2013), 5.000%, 12/1/2031	2,013,622
2,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2046	2,263,120
3,325,000	Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.000%, 12/31/2039	3,631,798
350,000	Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2017A), 5.000%, 2/15/2028	432,341
1,000,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), (Original Issue Yield: 5.050%), 5.000%, 2/15/2048	1,091,290
1,000,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Revenue Refunding Bonds (Series 1998A), (National Re Holdings Corp. INS), 5.500%, 2/15/2024	1,138,170
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.000%, 6/1/2038	1,111,740
2,000,000	Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Loan Fund Revenue Bonds (Series 2017A), 5.000%, 12/1/2030	2,474,860
1,000,000	Ohio State Water Development Authority, Water Development Revenue Bonds (Fresh Water Series 2016B), 5.000%, 6/1/2037	1,201,330
3,000,000	Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.000%, 2/1/2030	3,583,920
2

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$ 750,000		Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.000%, 10/1/2034	$ 909,368
1,460,000		Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.000%, 10/1/2035	1,764,702
1,500,000		Ohio State, Common Schools UT GO Bonds (Series 2011B), (United States Treasury PRF 3/15/2021@100), 5.000%, 9/15/2024	1,594,875
3,000,000		Ohio State, Higher Education UT GO Bonds (Series 2015C), 5.000%, 11/1/2033	3,508,770
2,000,000		Ohio University, General Receipts Bonds (Series 2013), 5.000%, 12/1/2043	2,180,200
1,500,000		Olentangy, OH Local School District, UT GO Refunding Bonds (Series 2016), 5.000%, 12/1/2030	1,795,155
470,000		River Valley, OH Local School District, UT GO School Facilities Bonds, (School District Credit Program GTD), 5.250%, 11/1/2023	539,631
700,000		South Euclid, OH, LT GO Real Estate Acquisition and Urban Development Bonds, 5.000%, 6/1/2032	764,939
1,250,000		Southeastern Ohio Port Authority, OH (Memorial Health System, OH), Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), (Original Issue Yield: 6.020%), 6.000%, 12/1/2042	1,338,425
500,000		Switzerland, OH Local School District, UT GO School Improvement Refunding Bonds, (School District Credit Program GTD), 5.000%, 12/1/2027	557,290
1,000,000		Toledo, OH Water System, Revenue Improvement and Refunding Bonds (Series 2013), 5.000%, 11/15/2032	1,115,390
1,500,000		Toledo-Lucas County, OH Port Authority (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	1,656,255
1,020,000		University of Akron, OH, General Receipts Bonds (Series 2015A), 5.000%, 1/1/2030	1,184,230
1,000,000		University of Akron, OH, General Receipts Bonds (Series 2016A), 5.000%, 1/1/2036	1,165,520
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2014C), 5.000%, 6/1/2041	1,137,290
		TOTAL	136,404,840
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $130,150,298)	136,404,840
	[1]	SHORT-TERM MUNICIPALS—3.7%
		Ohio—3.7%
4,000,000		Allen County, OH (Mercy Health), (Series 2010C) Daily VRDNs, (MUFG Union Bank, N.A. LOC), 2.430%, 6/3/2019	4,000,000
400,000		Cleveland-Cuyahoga County, OH Port Authority (Carnegie/89th Garage and Service Center LLC), Revenue Bonds (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.430%, 6/6/2019	400,000
550,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 1.420%, 6/6/2019	550,000
300,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 2.180%, 6/3/2019	300,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $5,250,000)	5,250,000
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $135,400,298)	141,654,840
		OTHER ASSETS AND LIABILITIES - NET—1.4%[2]	2,034,067
		TOTAL NET ASSETS—100%	$ 143,688,907
Securities that are subject to the federal alternative minimum tax (AMT) represent 3.6% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
3

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Community College District
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
4

Federated Pennsylvania Municipal Income Fund
Portfolio of Investments
May 31, 2019 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—96.3%
	Pennsylvania—96.3%
$1,550,000	Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2012A-1), 5.000%, 1/1/2024	$ 1,665,893
2,000,000	Allegheny County, PA Hospital Development Authority (Allegheny Health Network Obligated Group), Revenue Bonds (Series 2018A), 5.000%, 4/1/2047	2,315,940
290,000	Allegheny County, PA IDA (Residential Resources Inc. Project), Lease Revenue Bonds (Series 2006), 5.125%, 9/1/2031	290,328
1,715,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.750%, 3/1/2029	1,835,290
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2040	1,147,490
2,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2045	2,287,000
1,000,000	Allegheny County, PA, UT GO Bonds (Series C-77), 5.000%, 11/1/2043	1,202,410
2,000,000	Allegheny County, PA, UT GO Refunding Bonds (Series C-76), 5.000%, 11/1/2041	2,322,860
2,250,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2035	2,369,227
1,000,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017C), 5.000%, 5/15/2042	1,098,570
600,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.000%, 5/15/2047	665,262
3,000,000	Berks County, PA Municipal Authority (Tower Health), Revenue Bonds (Series 2012A), 5.000%, 11/1/2044	3,208,200
2,000,000	Bethlehem, PA Authority (Bethlehem, PA), Guaranteed Water Revenue Bonds (Series 2014), (Build America Mutual Assurance INS), 5.000%, 11/15/2030	2,207,760
1,450,000	Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	1,616,170
1,000,000	Canon McMillan, PA School District, General Obligation Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS)/(Pennsylvania School District Intercept Program GTD), 5.000%, 12/1/2041	1,170,420
1,000,000	Capital Region Water, PA, Water Revenue Refunding Bonds (Series 2018), 5.000%, 7/15/2032	1,213,450
500,000	Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2016A), 5.000%, 11/15/2046	561,725
500,000	Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2018A), 5.000%, 11/15/2042	583,615
1,000,000	Chartiers Valley, PA School District, UT GO Bonds (Series 2015B), (Pennsylvania School District Intercept Program GTD), 5.000%, 10/15/2040	1,141,980
2,530,000	Cheltenham Twp, PA School District, LT GO Bonds (Series 2014), (Pennsylvania School District Intercept Program GTD), 5.000%, 2/15/2040	2,802,607
1,000,000	Chester County, PA HEFA (Main Line Health Systems), Revenue Bonds (Series 2017A), 5.000%, 10/1/2052	1,154,070
1,250,000	Chester County, PA IDA (Avon Grove Charter School ), Revenue Bonds (Series 2017A), (Original Issue Yield: 4.820%), 4.750%, 12/15/2037	1,317,175
2,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.000%, 12/1/2037	2,157,760
1,500,000	Clarion County, PA IDA (Pennsylvania American Water Co.), Water Facility Revenue Refunding Bonds (Series 2009), 5.500%, 12/1/2039	1,525,500
2,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013B), 5.000%, 6/1/2036	2,161,540
3,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), (Original Issue Yield: 4.035%), (Assured Guaranty Municipal Corp. INS), 4.000%, 6/1/2039	3,266,640
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (2nd Series 2016), 5.000%, 9/15/2026	2,460,360
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2011), (United States Treasury PRF 11/15/2021@100), 5.000%, 11/15/2030	2,170,080
905,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	983,509
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.000%, 5/1/2030	1,188,490
2,500,000	Dauphin County, PA General Authority (Pinnacle Health System), Health System Revenue Bonds (Series 2012A), 5.000%, 6/1/2042	2,669,325
1,700,000	Delaware County, PA Authority (Haverford College), Revenue Bonds (Series 2017A), 5.000%, 10/1/2042	1,999,642
1,000,000	Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.000%, 8/1/2045	1,147,340
1,000,000	Delaware County, PA IDA (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2015), 5.000%, 7/1/2043	1,012,600
1,250,000	Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 5/1/2040	1,428,000
1,750,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2042	2,067,695
1,130,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2033	1,407,471
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$ 250,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2038	$ 305,210
200,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2039	243,906
500,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2040	608,715
1,000,000	Erie, PA Water Authority, Water Revenue Bonds (Series 2016), 5.000%, 12/1/2043	1,158,330
1,000,000	Fulton County, PA IDA (Fulton County Medical Center), Hospital Revenue Bonds (Series 2016), 5.000%, 7/1/2040	1,048,850
2,260,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Bonds (Series 2014A), 5.000%, 6/1/2041	2,506,476
1,215,000	Lancaster County, PA Hospital Authority (Lancaster General Hospital), Health System Revenue Bonds (Series 2012B), (United States Treasury PRF 1/1/2022@100), 5.000%, 7/1/2042	1,322,005
785,000	Lancaster County, PA Hospital Authority (Masonic Villages), Health Center Revenue Bonds (Series 2015), 5.000%, 11/1/2035	875,189
1,000,000	Lancaster County, PA Solid Waste Management Authority, Guaranteed Authority Bonds (Series 2013B), (Dauphin County, PA GTD), 5.000%, 12/15/2033	1,126,370
1,000,000	Lancaster, PA, UT GO Bonds (Series 2018), (Build America Mutual Assurance INS), 4.000%, 11/1/2043	1,080,180
500,000	Luzerne County, PA IDA (Luzerne County, PA), Guaranteed Lease Revenue Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2022	545,690
1,000,000	Luzerne County, PA, UT GO Guaranteed Bonds (Series 2017A), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2029	1,191,410
2,200,000	Lycoming County PA Authority (Susquehanna Health System), Revenue Bonds (Series A), (Original Issue Yield: 5.900%), 5.750%, 7/1/2039	2,206,644
2,000,000	Montgomery County, PA, UT GO (Series 2019A), 5.000%, 7/1/2039	2,500,680
1,000,000	Mount Lebanon, PA Hospital Authority (St. Clair Memorial Hospital), Hospital Revenue Bonds (Series 2018), 5.000%, 7/1/2038	1,186,550
750,000	Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.000%, 11/1/2047	884,985
1,000,000	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	1,048,930
1,000,000	Pennsylvania Economic Development Financing Authority (Amtrak), Exempt Facilities Revenue Bonds (Series 2012A), 5.000%, 11/1/2041	1,078,090
2,000,000	Pennsylvania Economic Development Financing Authority (Pennsylvania American Water Co.), Water Facility Revenue Bonds (Series 2009), 6.200%, 4/1/2039	2,006,520
2,000,000	Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2042	2,233,860
2,000,000	Pennsylvania Economic Development Financing Authority, Junior Guaranteed Parking Revenue Bonds (Series 2013B-1), (Dauphin County, PA GTD), 6.000%, 7/1/2053	2,327,100
1,000,000	Pennsylvania EDFA (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	1,061,770
1,500,000	Pennsylvania EDFA (UPMC Health System), Revenue Bonds (Series 2014A), 5.000%, 2/1/2045	1,660,800
2,000,000	Pennsylvania State Higher Education Facilities Authority (Temple University), Revenue Bonds (First Series of 2012), 5.000%, 4/1/2035	2,152,020
1,000,000	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.250%, 9/1/2050	1,134,640
1,100,000	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Revenue Bonds (Series 2010), (United States Treasury PRF 3/1/2020@100), 5.000%, 3/1/2040	1,128,435
1,950,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.000%, 8/15/2042	2,291,250
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Refunding Revenue Bonds (Series 2015A), 5.000%, 10/1/2036	1,164,350
500,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2017A), 5.000%, 8/15/2046	593,410
1,630,000	Pennsylvania State Higher Education Facilities Authority (University of the Sciences in Philadelphia), Revenue Bonds (Series 2015), 5.000%, 11/1/2036	1,830,278
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), (United States Treasury PRF 12/1/2021@100), 5.000%, 12/1/2030	1,086,570
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	1,146,710
2,440,000	Pennsylvania State Turnpike Commission-Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), (Original Issue Yield: 5.550%), (United States Treasury PRF 12/1/2020@100), 5.500%, 12/1/2041	2,585,668
2,000,000	Pennsylvania State Turnpike Commission-Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), (United States Treasury PRF 12/1/2020@100), 6.000%, 12/1/2036	2,134,100
1,970,000	Pennsylvania State University, Revenue Bonds (Series 2017A), 5.000%, 9/1/2037	2,384,921
1,000,000	Pennsylvania State University, Revenue Bonds (Series 2018), 5.000%, 9/1/2035	1,237,260
2

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$2,000,000		Philadelphia, PA Airport System, Refunding Revenue Bonds (Series 2017B), 5.000%, 7/1/2047	$ 2,310,220
1,210,000		Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), (United States Treasury PRF 12/15/2022@100), 6.625%, 12/15/2041	1,416,535
1,490,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	1,491,743
1,000,000		Philadelphia, PA Gas Works, 1998 General Ordinance-Fifteenth Series Revenue Refunding Bonds, 5.000%, 8/1/2042	1,165,490
2,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), Hospital Revenue Bonds (Series 2011D), 5.000%, 7/1/2028	2,135,260
1,040,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), Hospital Revenue Bonds (Series 2014A), 5.000%, 7/1/2042	1,182,688
1,670,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), (Original Issue Yield: 5.875%), 5.625%, 7/1/2042	1,804,819
1,000,000		Philadelphia, PA School District, LT GO Bonds (Series 2018B), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2043	1,168,850
2,000,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.000%, 11/1/2028	2,205,860
1,000,000		Philadelphia, PA, UT GO Bonds (Series 2017A), 5.000%, 8/1/2033	1,192,870
655,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, Parking System Revenue Bonds (Series 2017), 5.000%, 12/15/2037	761,379
1,000,000		Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2025	1,174,760
2,000,000		Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.000%, 9/1/2026	2,210,900
1,075,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), (Original Issue Yield: 5.080%), 5.000%, 12/1/2031	1,157,582
1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), (Original Issue Yield: 5.270%), 5.250%, 12/1/2036	1,624,785
1,000,000		Scranton, PA School District, GO Bonds (Series 2017E), (Build America Mutual Assurance GTD), 5.000%, 12/1/2035	1,183,080
1,000,000		South Fork Municipal Authority, PA (Conemaugh Valley Memorial Hospital), Hospital Revenue Bonds (Series 2010), (Original Issue Yield: 5.720%), (United States Treasury PRF 7/1/2020@100), 5.500%, 7/1/2029	1,042,050
1,140,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2014A), 5.000%, 6/1/2026	1,318,171
1,000,000		Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), (United States Treasury PRF 6/1/2021@100), 5.000%, 6/1/2028	1,069,440
1,750,000		St. Mary Hospital Authority, PA (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Remarket 1/9/18), 5.000%, 11/15/2028	2,175,582
1,000,000		Swarthmore Boro Authority PA (Swarthmore College), Revenue Bonds (Series 2018), 5.000%, 9/15/2048	1,221,860
1,000,000		Union County, PA Higher Educational Facilities Financing Authority (Bucknell University), University Revenue Bonds (Series 2015B), 5.000%, 4/1/2032	1,167,880
1,000,000		West View, PA Municipal Authority Water Revenue, Revenue Bonds (Series 2014), (United States Treasury PRF 11/15/2024@100), 5.000%, 11/15/2039	1,184,710
1,685,000		Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.000%, 11/1/2033	1,944,052
825,000		Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.000%, 11/1/2034	949,732
2,895,000		York County, PA, UT GO Bonds (Series 2013), 5.000%, 6/1/2037	3,234,439
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $145,316,774)	152,396,003
	[1]	SHORT-TERM MUNICIPALS—2.4%
		Pennsylvania—2.4%
200,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.210%, 6/3/2019	200,000
2,300,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 2.230%, 6/3/2019	2,300,000
850,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-B) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 2.230%, 6/3/2019	850,000
400,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank plc LOC), 1.400%, 6/6/2019	400,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $3,750,000)	3,750,000
		TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $149,066,774)	156,146,003
		OTHER ASSETS AND LIABILITIES - NET—1.3%[2]	2,096,467
		TOTAL NET ASSETS—100%	$ 158,242,470
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Securities that are subject to the federal alternative minimum tax (AMT) represent 5.8% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
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